BALANCE SHEET VALUES OF FINANCIAL ASSETS AND LIABILITIES BY MEASUREMENT CATEGORIES (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of detailed information about financial instruments [abstract]
Schedule of financial assets and liabilities per level

		December 31, 2025					December 31, 2024
In millions	Category	Carrying amount	Fair Value	Level 1	Level 2	Level 3	Carrying amount	Fair Value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL ASSETS
Other non-current financial assets	Amortized cost	$54.4	$—	$—	$—	$—	$43.0	$—	$—	$—	$—
Other non-current financial assets	Fair value through OCI	14.3	14.3	—	—	14.3	12.6	12.6	—	—	12.6
Promissory notes	Amortized cost	—	—	—	—	—	4.2	4.2	—	—	4.2
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	0.5	0.5	—	0.5	—	2.2	2.2	—	2.2	—
Cross Currency Swaps - used in hedge accounting	Fair value through OCI	1.5	1.5	—	1.5	—	—	—	—	—	—

CURRENT FINANCIAL ASSETS
Hold-to-collect accounts receivable	Amortized cost	750.8	—	—	—	—	630.7	—	—	—	—
Available for sale receivables	Fair value through OCI	58.5	58.5	—	—	58.5	36.2	36.2	—	—	36.2
Other non-interest yielding receivables (1)	Amortized cost	134.3	—	—	—	—	127.5	—	—	—	—
Promissory notes	Amortized cost	4.4	4.4	—	—	4.4	7.0	7.0	—	—	7.0
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	11.5	11.5	—	11.5	—	38.9	38.9	—	38.9	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	10.8	10.8	—	10.8	—	5.6	5.6	—	5.6	—
Cash and cash equivalents	Amortized cost	652.3	—	—	—	—	345.4	—	—	—	—

Total financial assets per level				$—	$24.3	$77.2			$—	$46.7	$60.0

		December 31, 2025					December 31, 2024
In millions	Category	Carrying amount	Fair Value	Level 1	Level 2	Level 3	Carrying amount	Fair Value	Level 1	Level 2	Level 3
NON-CURRENT FINANCIAL LIABILITIES
Non-current borrowings	Amortized cost	$792.3	$835.8	$—	$835.8	$—	$790.8	$809.0	$—	$809.0	$—
Non-current lease liabilities	Amortized cost	660.9	—	—	—	—	439.0	—	—	—	—
Other non-current liabilities	Amortized cost	4.0	—	—	—	—	13.6	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	3.2	3.2	—	3.2	—	0.6	0.6	—	0.6	—
Cross Currency Swaps - used in hedge accounting	Fair value through OCI	—	—	—	—	—	1.2	1.2	—	1.2	—

CURRENT FINANCIAL LIABILITIES
Current other borrowings	Amortized cost	142.8	—	—	—	—	136.5	—	—	—	—
Current lease liabilities	Amortized cost	157.1	—	—	—	—	116.9	—	—	—	—
Accounts payable	Amortized cost	769.8	—	—	—	—	549.0	—	—	—	—
Other current liabilities (2)	Amortized cost	841.0	—	—	—	—	671.1	—	—	—	—
Contingent consideration related to acquisitions (2)	Fair value through profit or loss	20.0	20.0	—	—	20.0	—	—	—	—	—
Derivative financial instruments (3)
Foreign exchange derivatives - used in hedge accounting	Fair value through OCI	62.2	62.2	—	62.2	—	14.3	14.3	—	14.3	—
Foreign exchange derivatives - not used in hedge accounting	Fair value through profit or loss	6.0	6.0	—	6.0	—	8.0	8.0	—	8.0	—

Total financial liabilities per level				$—	$907.2	$20.0			$—	$833.1	$—

Schedule of financial assets and liabilities per measurement category and changes in Level 3 items in financial instruments
The following table presents a reconciliation of the Prepaid expenses and other assets and Accrued liabilities, as shown on the consolidated statement of financial position, with the Other non-yielding receivables and other current liabilities, respectively, as shown above:

In millions	December 31, 2025	December 31, 2024
(1) Other non-interest yielding receivables
Prepaid expenses and other assets	$200.0	$213.2
Less:
Other tax receivables	39.0	34.2
Derivative financial instruments	22.3	44.5
Promissory notes	4.4	7.0
Total	$134.3	$127.5

(2) Other current liabilities
Accrued liabilities	$1,002.8	$747.7
Less:
Other tax liabilities	73.6	54.3
Derivative financial instruments	68.2	22.3
Contingent consideration related to acquisitions	20.0	—
Total	$841.0	$671.1
(3)The values as per the consolidated statement of financial position of the derivatives have been recorded as they are disclosed in the Company’s consolidated statement of financial position and fair value reserve, and therefore cannot be reconciled with their actual fair values.
The following table presents the Company’s total financial assets and liabilities per measurement category:

In millions	December 31, 2025	December 31, 2024
FINANCIAL ASSETS
Amortized cost	$1,596.2	$1,157.8
Fair value through profit or loss	10.8	5.6
Fair value through OCI	86.3	89.9
Total	$1,693.3	$1,253.3

FINANCIAL LIABILITIES
Amortized cost	$3,367.9	$2,716.9
Fair value through profit or loss	26.0	8.0
Fair value through OCI	65.4	16.1
Total	$3,459.3	$2,741.0
The following table presents the changes in Level 3 items during the years:

In millions	Unlisted equity securities	Promissory notes	Available for sale receivables	Contingent consideration related to acquisitions
Opening balance January 1, 2024	$9.2	$6.8	$2.6	$—
Additions	—	54.0	318.1	—
Disposals	—	(48.9)	(284.5)	—
Gains recognized in OCI	3.5	—	—	—
Exchange rate losses	—	(0.7)	—	—
Closing balance December 31, 2024	12.6	11.2	36.2	—
Additions	1.8	29.5	86.5	20.0
Disposals	—	(37.0)	(64.2)	—
Exchange rate (losses)/gains	(0.1)	0.7	—	—
Closing balance December 31, 2025	$14.3	$4.4	$58.5	$20.0

Schedule of valuation techniques
The following table shows the valuation technique used in measuring Level 3 fair values for financial instruments in the consolidated statement of financial position, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable input
Unlisted equity securities	Market comparison approach: fair value of unlisted equity securities is determined by reference to market multiples of comparable listed companies, adjusted by discount for lack of marketability.	(i) Sales growth factor (ii) Risk-adjusted discount rate

Promissory notes	The carrying amount approximates fair value due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

Long-term promissory notes are valued using a discounted cash flow. Expected future cash inflows are discounted over the term of the respective contracts using market interest rates as at the reporting date, adjusted for the credit risk of the counterparty.	The carrying amount approximates fair value for short-term promissory notes due to the relatively short period to maturity of these instruments and low credit risk of counterparty.

For long-term promissory notes, the significant unobservable input is the risk adjusted discount rate.

Available-for-sale receivables	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.	The carrying amount approximates fair value due to the short-term maturity of these instruments and low credit risk of counterparty.

Contingent consideration related to acquisitions	The carrying amount approximates fair value due to the short-term maturity of this liability.	The carrying amount approximates fair value due to the short-term maturity of this liability.